Long-Term Debt - ABL Credit Facility (Details) - Line of Credit - ABL Credit Facility - Revolving Credit Facility	Sep. 30, 2016 USD ($)
Line of Credit Facility [Line Items]
Debt instrument face amount	$ 50,000,000
Available increase in borrowing limit	$ 25,000,000